Related Party Transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 26, 2024 USD ($)	Dec. 27, 2023 USD ($)	Jun. 30, 2023
Related Party Transaction [Line Items]
Revenue	$ 327,274	$ 315,362
Long-term debt	188,910
Senior Notes
Related Party Transaction [Line Items]
Unamortized debt issuance costs	518	0
Interest expense	3,393	0
Maximum aggregate principal amount			$ 25,773
Potential prepayment premium, percentage			0.03
Prepayment event, change of control, minimum percentage of disposition of consolidated assets			0.50
Amount of outstanding principal due on each payment date, percentage			0.01
Period for which outstanding principal triggers a payment			30 days
Long-term debt	25,643
Senior Notes | LGM Enterprises, LLC
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage			10,000
Senior Notes, Purchase or Refinancing of Aircraft
Related Party Transaction [Line Items]
Maximum aggregate principal amount			$ 25,000
Senior Notes - Cash Escrow Account
Related Party Transaction [Line Items]
Interest rate			3.00%
Senior Notes - Principal Withdrawn and Released to Borrower
Related Party Transaction [Line Items]
Interest rate			13.00%
FlyExclusive Jet Share, LLC | Senior Notes | LGM Enterprises, LLC
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage			10,000
Notes Payable to Banks
Related Party Transaction [Line Items]
Interest rate					7.75%
Unamortized debt issuance costs	0	4
Notes Payable to Banks | Bank #5
Related Party Transaction [Line Items]
Principal amount		$ 15,871
Interest rate		14.00%
Unamortized debt issuance costs	0	$ 879
Interest expense	3,105	0
Personal Guarantor | Senior Notes
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage			5,100
Related Party
Related Party Transaction [Line Items]
Short term accounts receivable	2,645	1,911
Short-term notes payable	6,677	18,939
Related Party | Consolidated Subsidiary #1
Related Party Transaction [Line Items]
Notes receivable, current portion	$ 3,700
Related party's ownership interest of a consolidated subsidiary	99.00%
Related Party | Promissory Note
Related Party Transaction [Line Items]
Principal amount				$ 3,947
Interest rate				8.00%
Interest expense	$ 316	0
Interest payable	211	0
Related Party | Carolina Air Center, LLC, Crystal Coast Aviation, LLC, and Kinston Jet Center, LLC
Related Party Transaction [Line Items]
Fuel costs	1,542	2,027
Receivables, net, current	220	0
Related Party | Kinston Jet Center, LLC, Kinston Jet House, LLC and LGM Auto, LLC
Related Party Transaction [Line Items]
Rent expense	$ 3,910	1,646
Related Party | Related Party #1
Related Party Transaction [Line Items]
Notes receivable, current portion		$ 2,433
Related Party | Related Party #1 | Consolidated Subsidiary #1
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary		99.00%
Related Party | Related Party #2
Related Party Transaction [Line Items]
Notes receivable, current portion		$ 2,404
Related Party | Related Party #2 | Consolidated Subsidiary #2
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary		99.00%
Related Party | Supplier Concentration Risk | Cost of Revenue Benchmark
Related Party Transaction [Line Items]
Percentage of total fuel costs	2.00%	3.00%
Related Party | Flights | Owners of Subsidiaries and Lessor VIEs
Related Party Transaction [Line Items]
Revenue	$ 18,209	$ 22,279
Related Party | Flights | Related Parties Excluding Owners of Subsidiaries and Lessor VIEs
Related Party Transaction [Line Items]
Revenue	104	80
Related Party Payables | Related Party
Related Party Transaction [Line Items]
Increase (decrease) in equity	$ (22)	$ 0